Average Annual Total Returns{- Fidelity® Series International Value Fund} - 10.31 Fidelity Series International Funds Series Combo PRO-14 - Fidelity® Series International Value Fund	Fidelity Series International Value Fund-Default Return Before Taxes Past 1 year	Fidelity Series International Value Fund-Default Return Before Taxes Past 5 years	Fidelity Series International Value Fund-Default Return Before Taxes Past 10 years	Fidelity Series International Value Fund-Default After Taxes on Distributions Past 1 year	Fidelity Series International Value Fund-Default After Taxes on Distributions Past 5 years	Fidelity Series International Value Fund-Default After Taxes on Distributions Past 10 years	Fidelity Series International Value Fund-Default After Taxes on Distributions and Sales Past 1 year	Fidelity Series International Value Fund-Default After Taxes on Distributions and Sales Past 5 years	Fidelity Series International Value Fund-Default After Taxes on Distributions and Sales Past 10 years	MS158 Past 1 year	MS158 Past 5 years	MS158 Past 10 years
Total	4.89%	4.50%	3.66%	4.11%	3.58%	2.81%	3.30%	3.32%	2.75%	(2.41%)	4.47%	3.58%